Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2021	$ 182	$ 3,012,481	$ (2,047,878)	$ (8,771)	$ 956,014
Balance (in Shares) at Dec. 31, 2021	65,677
Issuance of shares in connection with stock-based compensation plans	$ 3	152			155
Issuance of shares in connection with stock-based compensation plans (in Shares)	731
Stock-based compensation		8,533			8,533
Comprehensive income (loss)			(20,948)	(1,053)	(22,001)
Balance at Mar. 31, 2022	$ 185	3,021,166	(2,068,826)	(9,824)	942,701
Balance (in Shares) at Mar. 31, 2022	66,408
Issuance of shares in connection with stock-based compensation plans	$ 1	91			92
Issuance of shares in connection with stock-based compensation plans (in Shares)	336
Stock-based compensation		8,831			8,831
Comprehensive income (loss)			(24,385)	(3,530)	(27,915)
Balance at Jun. 30, 2022	$ 186	3,030,088	(2,093,211)	(13,354)	923,709
Balance (in Shares) at Jun. 30, 2022	66,744
Balance at Dec. 31, 2022	$ 187	3,048,915	(2,076,852)	(12,818)	959,432
Balance (in Shares) at Dec. 31, 2022	67,086
Issuance of shares in connection with stock-based compensation plans	$ 3	1			4
Issuance of shares in connection with stock-based compensation plans (in Shares)	1,017
Stock-based compensation		8,241			8,241
Comprehensive income (loss)			(22,224)	(990)	(23,214)
Balance at Mar. 31, 2023	$ 190	3,057,157	(2,099,076)	(13,808)	944,463
Balance (in Shares) at Mar. 31, 2023	68,103
Balance at Dec. 31, 2022	$ 187	3,048,915	(2,076,852)	(12,818)	959,432
Balance (in Shares) at Dec. 31, 2022	67,086
Issuance of Common stock under employee stock purchase plan					3,014
Issuance of shares as part of the Covestro acquisition					5,201
Balance at Jun. 30, 2023	$ 193	3,073,396	(2,137,691)	(12,671)	923,227
Balance (in Shares) at Jun. 30, 2023	68,942
Balance at Mar. 31, 2023	$ 190	3,057,157	(2,099,076)	(13,808)	944,463
Balance (in Shares) at Mar. 31, 2023	68,103
Issuance of shares in connection with stock-based compensation plans	$ 1	4			5
Issuance of shares in connection with stock-based compensation plans (in Shares)	268
Stock-based compensation		8,022			8,022
Comprehensive income (loss)			(38,615)	1,137	(37,478)
Issuance of Common stock under employee stock purchase plan	$ 1	3,013			3,014
Issuance of Common stock under employee stock purchase plan (in Shares)	253
Issuance of shares as part of the Covestro acquisition	$ 1	5,200			5,201
Issuance of shares as part of the Covestro acquisition (in Shares)	318
Balance at Jun. 30, 2023	$ 193	$ 3,073,396	$ (2,137,691)	$ (12,671)	$ 923,227
Balance (in Shares) at Jun. 30, 2023	68,942